Research Expenses - Schedule of Research Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Research Expenses [Abstract]
Product research and development expenses	$ 628,606	$ 276,057